Premises and Equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Premises and Equipment
NOTE 6 - PREMISES AND EQUIPMENT
Year-end premises and equipment were as follows:

	At December 31,
	2021	2020
Land and improvements	$6,970	$6,879
Buildings and improvements	29,305	28,835
Furniture and equipment	23,786	22,849

Total	60,061	58,563
Accumulated depreciation	(37,616)	(35,983)

Premises and equipment, net	$22,445	$22,580

Depreciation expense was $1,976, $2,253 and $2,240 for 2021, 2020 and 2019, respectively.